Investment Securities	12 Months Ended
Dec. 31, 2022
Investment Securities
Investment Securities

(2) Investment Securities

Investment securities available for sale at December 31, 2022 and 2021 are as follows:

(Dollars in thousands)
	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S Treasuries	$10,951	-	1,137	9,814
U.S. Government sponsored enterprises	12,245	-	706	11,539
Mortgage-backed securities	299,222	445	25,829	273,838
State and political subdivisions	184,768	91	34,656	150,203
Total	$507,186	536	62,328	445,394

(Dollars in thousands)
	December 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S Treasuries	$7,964	-	75	7,889
U.S. Government sponsored enterprises	14,252	200	185	14,267
Mortgage-backed securities	218,402	1,769	3,019	217,152
State and political subdivisions	165,804	3,694	2,257	167,241
Total	$406,422	5,663	5,536	406,549

The current fair value and associated unrealized losses on investments in debt securities with unrealized losses at December 31, 2022 and 2021 are summarized in the tables below, with the length of time the individual securities have been in a continuous loss position.

(Dollars in thousands)
	December 31, 2022
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasuries	$2,878	104	6,936	1,033	9,814	1,137
U.S. Government sponsored enterprises	2,904	87	8,635	619	11,539	706
Mortgage-backed securities	128,241	8,740	120,464	17,089	248,705	25,829
State and political subdivisions	65,880	7,766	76,291	26,890	142,171	34,656
Total	$199,903	16,697	212,326	45,631	412,229	62,328

(Dollars in thousands)
	December 31, 2021
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasuries	$7,889	75	-	-	7,889	75
U.S. Government sponsored enterprises	5,232	15	3,263	170	8,495	185
Mortgage-backed securities	131,483	2,477	19,632	542	151,115	3,019
State and political subdivisions	80,076	1,981	5,922	276	85,998	2,257
Total	$224,680	4,548	28,817	988	253,497	5,536

At December 31, 2022, unrealized losses in the investment securities portfolio relating to debt securities totaled $62.3 million.  The unrealized losses on these debt securities arose due to changing interest rates and are considered to be temporary.  From the December 31, 2022 tables above, all three of the U.S. Treasury securities, 149 of the 158 securities issued by state and political subdivisions contained unrealized losses, all seven of the securities issued by U.S. Government sponsored enterprises, and 123 of the 133 mortgage-backed securities, contained unrealized losses.  These unrealized losses are considered temporary because of acceptable financial condition and results of operations on each security and the repayment sources of principal and interest on U.S. Government sponsored enterprises, including mortgage-backed securities, are government backed.

The Company periodically evaluates its investments for any impairment which would be deemed other-than-temporary.   No investment impairments were deemed other-than-temporary in 2022, 2021 or 2020.

The amortized cost and estimated fair value of investment securities available for sale at December 31, 2022, by contractual maturity, are shown below. Expected maturities of mortgage-backed securities will differ from contractual maturities because borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

December 31, 2022
(Dollars in thousands)
	Amortized Cost	Fair Value
Due within one year	$240	240
Due from one to five years	8,434	8,128
Due from five to ten years	58,540	49,599
Due after ten years	140,750	113,589
Mortgage-backed securities	299,222	273,838
Total	$507,186	445,394

No securities available for sale were sold during 2022 and 2021.  During 2020, proceeds from sales of securities available for sale were $56.3 million and resulted in gross gains of $2.7 million and gross losses of $56,000.

Securities with a fair value of approximately $96.0 million and $98.6 million at December 31, 2022 and 2021, respectively, were pledged to secure public deposits, FHLB borrowings and for other purposes as required by law.

GAAP establishes a framework for measuring fair value and expands disclosures about fair value measurements. There is a three-level fair value hierarchy for fair value measurements.  Level 1 inputs are quoted prices in active markets for identical assets or liabilities that a company has the ability to access at the measurement date. Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability.  The table below presents the balance of securities available for sale, which are measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2022 and 2021.

(Dollars in thousands)
	December 31, 2022
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
U. S Treasuries	$9,814	-	9,814	-
U.S. Government sponsored enterprises	$11,539	-	11,539	-
Mortgage-backed securities	$273,838	-	273,838	-
State and political subdivisions	$150,203	-	150,203	-

(Dollars in thousands)
	December 31, 2021
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
U. S Treasuries	$7,889	-	7,889	-88.7
U.S. Government sponsored enterprises	$14,267	-	14,267	-
Mortgage-backed securities	$217,152	-	217,152	-
State and political subdivisions	$167,241	-	167,241	-

Fair values of investment securities available for sale are determined by obtaining quoted prices on nationally recognized securities exchanges when available.  If quoted prices are not available, fair value is determined using matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities.